UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: December 31, 1998
                                               -----------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Elias Asset Management
           --------------------------------
Address:   500 Essjay Rd. Suite 220
           --------------------------------
           Williamsville, NY 14221
           --------------------------------

Form 13F File Number:    28-
                            ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Verbanic
           --------------------------------
Title:     Portfolio Manager
           --------------------------------
Phone:     716-633-3800
           --------------------------------

Signature, Place, and Date of Signing:

     /s/ Nicholas Verbanic          Williamsville, NY          August 12, 1999
    ----------------------------    ------------------------   ---------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                   86
                                                  -------------------------

Form 13F Information Table Value Total:                 $355,216
                                                  -------------------------
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT & T                         com              001957109    14166   187015 SH       SOLE                   187015
America Online                 com              02364J104     1070     6900 SH       SOLE                     6900
American Express               com              025816109    14919   145550 SH       SOLE                   145550
American International Group   com              026874107    11146   115351 SH       SOLE                   115351
American Precision             com              029069101     2771   268700 SH       SOLE                   268700
Amgen                          com              031162100     1108    10600 SH       SOLE                    10600
Ascend Communications          com              043491109      782    11900 SH       SOLE                    11900
Bank One Corp.                 com              06423A103    12475   244310 SH       SOLE                   244310
Bankamerica Corp.              com              060505104      262     4357 SH       SOLE                     4357
Bristol Myers Squibb           com              110122108    17347   129636 SH       SOLE                   129636
CBS Corporation                com              12490K107     1326    40400 SH       SOLE                    40400
Cisco Sys Inc.                 com              17275R102      979    10553 SH       SOLE                    10553
Citigroup                      com              172967101     9635   193922 SH       SOLE                   193922
Compaq Computer                com              204493100    12958   308522 SH       SOLE                   308522
Exxon Corp                     com              302290101    12135   165949 SH       SOLE                   165949
Fannie Mae                     com              313586109    12034   162625 SH       SOLE                   162625
Federal Mogul Corp.            com              313549107      452     7600 SH       SOLE                     7600
GATX, Corp.                    com              361448103    12873   339890 SH       SOLE                   339890
General Electric               com              369604103    18139   177838 SH       SOLE                   177838
Gillette Inc.                  com              375766102      543    11348 SH       SOLE                    11348
Hartford Financial Svcs Grp    com              416515104      664    12100 SH       SOLE                    12100
Intel Corp.                    com              458140100    20507   172963 SH       SOLE                   172963
International Business Machine com              459200101      437     2371 SH       SOLE                     2371
Johnson & Johnson              com              478160104    14517   173083 SH       SOLE                   173083
KeyCorp                        com              493267108      320    10000 SH       SOLE                    10000
Lilly, Eli & Co.               com              532457108    12192   137180 SH       SOLE                   137180
Lucent Technologies            com              549463107    12625   114838 SH       SOLE                   114838
MCI WorldCom Inc.              com              55268B106    15227   212227 SH       SOLE                   212227
Media One Group, Inc.          com              58440J104      630    13400 SH       SOLE                    13400
Merck and Co.                  com              589331107    17002   115270 SH       SOLE                   115270
Merrill-Lynch                  com              590188108     8356   125185 SH       SOLE                   125185
Microsoft, Inc.                com              594918104     8708    62790 SH       SOLE                    62790
Pepsico Inc.                   com              713448108      476    11650 SH       SOLE                    11650
Procter & Gamble               com              742718109    11355   124351 SH       SOLE                   124351
Schering-Plough                com              806605101    10074   182335 SH       SOLE                   182335
United Technologies            com              913017109    10275    94485 SH       SOLE                    94485
Wal-Mart Stores                com              931142103    11317   138970 SH       SOLE                   138970
Walt Disney Co.                com              254687106    12178   405945 SH       SOLE                   405945
Abbott Labs                    com              002824100      243     4950 SH       SOLE                     4950
American Express               com              025816109      346     3375 SH       SOLE                     3375
American Home Products         com              026609107     1033    18320 SH       SOLE                    18320
American International Group   com              026874107      219     2268 SH       SOLE                     2268
Amgen                          com              031162100     1359    13000 SH       SOLE                    13000
Autonation                     com              05329W102      356     6000 SH       SOLE                     6000
Banc One Corp.                 com              06423A103      266     5200 SH       SOLE                     5200
Bankamerica Corp.              com              060505104      232     3852 SH       SOLE                     3852
Bestfoods                      com              08658U101      538    10100 SH       SOLE                    10100
Bristol Myers Squibb           com              110122108     1927    14400 SH       SOLE                    14400
Century Business Services      com              156490104      259    18000 SH       SOLE                    18000
Chevron                        com              166751107      348     4200 SH       SOLE                     4200
Citigroup                      com              173034109      204     4100 SH       SOLE                     4100
Colgate - Palmolive            com              194162103      409     4400 SH       SOLE                     4400
Colonial Bancgroup             com              195493309      216    18000 SH       SOLE                    18000
Compaq Computer                com              204493100      271     6450 SH       SOLE                     6450
Computer Task Group            com              205477102     3557   131150 SH       SOLE                   131150
Corning Inc.                   com              219350105      294     6541 SH       SOLE                     6541
DuPont E.I.                    com              263534109      558    10516 SH       SOLE                    10516
Exxon Corp                     com              302290101     2139    29248 SH       SOLE                    29248
Fannie Mae                     com              313586109      522     7050 SH       SOLE                     7050
General Electric               com              369604103     3629    35580 SH       SOLE                    35580
Gillette Inc.                  com              375766102     1513    31634 SH       SOLE                    31634
Intel Corp.                    com              458140100     1031     8700 SH       SOLE                     8700
International Business Machine com              459200101      745     4040 SH       SOLE                     4040
Iomega Corp.                   com              462030107       73    10000 SH       SOLE                    10000
Jefferson Pilot Corp.          com              475070108      228     3037 SH       SOLE                     3037
Johnson & Johnson              com              478160104      566     6750 SH       SOLE                     6750
Lilly, Eli & Co.               com              532457108      355     4000 SH       SOLE                     4000
Lucent Technologies            com              549463107      432     3926 SH       SOLE                     3926
Mellon Bank Corp.              com              585509102      279     4056 SH       SOLE                     4056
Merck and Co.                  com              589331107     1696    11500 SH       SOLE                    11500
Microsoft, Inc.                com              594918104      585     4216 SH       SOLE                     4216
Mobil                          com              607059102      727     8348 SH       SOLE                     8348
Motorola                       com              620076109      208     3400 SH       SOLE                     3400
Pfizer                         com              717081103      450     3600 SH       SOLE                     3600
Pharmacia & Upjohn Inc.        com              716941109      200     3535 SH       SOLE                     3535
Philip Morris                  com              718154107      351     6555 SH       SOLE                     6555
Procter & Gamble               com              742718109      536     5870 SH       SOLE                     5870
Rand Capital Corp.             com              752185108        8    10000 SH       SOLE                    10000
Smithkline Beecham PLC Adr Rep com              832378301      222     3200 SH       SOLE                     3200
Texaco Corp                    com              881694103      252     4750 SH       SOLE                     4750
Union Pacific                  com              907818108      252     5600 SH       SOLE                     5600
United Technologies            com              913017109      454     4175 SH       SOLE                     4175
WM Wrigley Jr. Co.             com              982526105      269     3000 SH       SOLE                     3000
Walgreen and Co.               com              931422109      234     4000 SH       SOLE                     4000
Walt Disney Co.                com              254687106      425    14170 SH       SOLE                    14170
DuPont E.I.                    com              263534109      216     4080 SH       SOLE                     4080